UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
  X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014
Date of Report (Date of earliest event reported):
September 22, 2014
________________
MACQUARIE EQUIPMENT FINANCE, INC.
(Exact name of  securitizer as specified in its charter)
________________
None (Commission File Number of securitizer)	0001541443 (Central Index Key Number of securitizer)

S. Lynn Stenback, Executive Vice President and General Counsel, (248) 339-1602 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Macquarie Equipment Finance, Inc. ("MEF"), as securitizer, is filing this form ABS-15G pursuant to Rule 15Ga-1 (17 CFR §240.15Ga-1) under the Securities Exchange Act of 1934, as amended, in respect of all asset-backed securities sponsored by it and outstanding during the annual reporting period ended December 31, 2014 in the commercial equipment lease and loan asset class.
For the period:
January 1, 2014 to December 31, 2014
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(d) #	(e) ($)	(f) (% of principal balance)	(g) #	(h) ($)	(i) (% of principal balance)	(j) #	(k) ($)	(l) (% of principal balance)	(m) #	(n) ($)	(o) (% of principal balance)	(p) #	(q) ($)	(r) (% of principal balance)	(s) #	(t) ($)	(u) (% of principal balance)	(v) #	(w) ($)	(x) (% of principal balance)
Macquarie Equipment Funding Trust 2014-A		MEF	2,538	$311,894,937.91	100.00%	0	$0.00	0.00%	8	$290,961.84	0.093%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MACQUARIE EQUIPMENT FINANCE, INC. (Securitizer)

By:	/s/ Kenneth Bruchanski
Name:	Kenneth Bruchanski
Title:	Executive Vice President and
Chief Operating Officer

Date:  February 10, 2015